Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Audit and other assurance services
Total auditors' remuneration	$ 945,568	$ 969,983	$ 835,820
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	745,021	747,783	713,461
Other audit services	67,238	91,750	14,097
Total auditors' remuneration	812,259	839,533	727,558
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	133,309	130,450	108,262
Total auditors' remuneration	$ 133,309	$ 130,450	$ 108,262